United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-6447

(Investment Company Act File Number)

Federated Fixed Income Securities, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/17

Date of Reporting Period: Quarter ended 08/31/17

Item 1.	Schedule of Investments

Federated Strategic Income Fund
Portfolio of Investments
August 31, 2017 (unaudited)
Principal Amount, Foreign Par Amount or Shares			Value
		CORPORATE BONDS—5.4%
		Basic Industry - Chemicals—0.3%
$135,000		Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/01/2044	$161,989
1,250,000		Reliance Industries Ltd., Bond, Series 144A, 8.250%, 01/15/2027	1,634,076
160,000		Sherwin-Williams Co., Sr. Unsecd. Note, 3.300%, 02/01/2025	161,118
250,000		Sherwin-Williams Co., Sr. Unsecd. Note, 4.400%, 02/01/2045	253,957
		TOTAL	2,211,140
		Basic Industry - Metals & Mining—0.1%
200,000		Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 04/16/2040	245,263
175,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.550%, 04/15/2026	183,274
		TOTAL	428,537
		Basic Industry - Paper—0.0%
250,000	[1,2,3]	Pope & Talbot, Inc., 8.375%, 06/01/2013	0
23,000		Westvaco Corp., Sr. Deb., 7.500%, 06/15/2027	23,565
		TOTAL	23,565
		Capital Goods - Aerospace & Defense—0.2%
250,000		Airbus Group SE, Sr. Unsecd. Note, Series 144A, 3.150%, 04/10/2027	256,017
400,000		Arconic, Inc., Sr. Unsecd. Note, 5.400%, 04/15/2021	430,500
200,000		Lockheed Martin Corp., Sr. Unsecd. Note, 2.900%, 03/01/2025	202,143
200,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 03/01/2024	214,368
		TOTAL	1,103,028
		Capital Goods - Building Materials—0.0%
100,000		Masco Corp., Sr. Unsecd. Note, 4.375%, 04/01/2026	107,790
		Capital Goods - Diversified Manufacturing—0.0%
300,000		Parker-Hannifin Corp., Sr. Unsecd. Note, Series 144A, 3.250%, 03/01/2027	306,361
		Communications - Cable & Satellite—0.1%
190,000		CCO Safari II LLC, Sec. Fac. Bond, Series 144A, 5.375%, 05/01/2047	194,677
200,000		Comcast Corp., Sr. Unsecd. Note, 3.150%, 02/15/2028	200,216
300,000		Comcast Corp., Sr. Unsecd. Note, 3.300%, 02/01/2027	306,040
200,000		NBCUniversal Media LLC, Sr. Unsecd. Note, 2.875%, 01/15/2023	204,649
		TOTAL	905,582
		Communications - Media & Entertainment—0.1%
300,000		21st Century Fox America, 3.000%, 09/15/2022	307,028
165,000		CBS Corp., Sr. Unsecd. Note, 3.375%, 02/15/2028	162,862
200,000		Discovery Communications, Sr. Unsecd. Note, 4.900%, 03/11/2026	214,264
200,000		Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 05/13/2045	203,768
		TOTAL	887,922
		Communications - Telecom Wireless—0.1%
250,000		American Tower Corp., Sr. Unsecd. Note, 5.000%, 02/15/2024	278,151
200,000		Crown Castle International Corp., Sr. Unsecd. Note, 4.450%, 02/15/2026	214,357
		TOTAL	492,508
		Communications - Telecom Wirelines—0.2%
300,000		AT&T, Inc., Sr. Unsecd. Note, 4.250%, 03/01/2027	311,731
250,000		AT&T, Inc., Sr. Unsecd. Note, 4.450%, 04/01/2024	267,973
150,000		AT&T, Inc., Sr. Unsecd. Note, 5.150%, 03/15/2042	153,611

Principal Amount, Foreign Par Amount or Shares		Value
	CORPORATE BONDS—continued
	Communications - Telecom Wirelines—continued
$200,000	AT&T, Inc., Sr. Unsecd. Note, 5.300%, 08/14/2058	$203,860
180,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 03/08/2047	200,962
427,000	Verizon Communications, Inc., Sr. Unsecd. Note, 5.012%, 04/15/2049	430,521
	TOTAL	1,568,658
	Consumer Cyclical - Automotive—0.1%
200,000	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 2.850%, 01/06/2022	203,359
200,000	Ford Motor Co., Sr. Unsecd. Note, 4.750%, 01/15/2043	193,710
250,000	General Motors Co., Sr. Unsecd. Note, 5.200%, 04/01/2045	248,237
200,000	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 2.250%, 01/13/2020	201,199
	TOTAL	846,505
	Consumer Cyclical - Retailers—0.1%
300,000	Advance Auto Parts, Inc., 4.500%, 12/01/2023	318,746
185,000	AutoZone, Inc., Sr. Unsecd. Note, 3.750%, 06/01/2027	188,894
300,000	CVS Health Corp., Sr. Unsecd. Note, 3.875%, 07/20/2025	315,621
140,000	Dollar General Corp., Sr. Unsecd. Note, 3.875%, 04/15/2027	146,608
	TOTAL	969,869
	Consumer Cyclical - Services—0.1%
200,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.600%, 11/28/2024	209,511
450,000	Amazon.com, Inc., Sr. Unsecd. Note, Series 144A, 3.150%, 08/22/2027	459,072
200,000	Visa, Inc., Sr. Unsecd. Note, 2.800%, 12/14/2022	205,307
	TOTAL	873,890
	Consumer Non-Cyclical - Food/Beverage—0.2%
200,000	Danone SA, Sr. Unsecd. Note, Series 144A, 2.947%, 11/02/2026	195,564
300,000	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 3.875%, 06/27/2024	314,107
90,000	Heineken NV, Sr. Unsecd. Note, Series 144A, 3.500%, 01/29/2028	92,816
140,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 06/01/2046	137,158
140,000	Mondelez International Holdings Netherlands BV, Sr. Unsecd. Note, Series 144A, 2.000%, 10/28/2021	137,479
250,000	PepsiCo, Inc., 2.750%, 04/30/2025	252,718
50,000	Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 4.250%, 02/01/2027	52,623
300,000	Tyson Foods, Inc., Sr. Unsecd. Note, 4.500%, 06/15/2022	326,736
	TOTAL	1,509,201
	Consumer Non-Cyclical - Health Care—0.1%
200,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 07/15/2023	210,653
200,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.669%, 06/06/2047	209,073
120,000	Medtronic Global Holdings, Sr. Unsecd. Note, 3.350%, 04/01/2027	124,196
	TOTAL	543,922
	Consumer Non-Cyclical - Pharmaceuticals—0.1%
100,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	103,734
100,000	Abbott Laboratories, Sr. Unsecd. Note, 4.900%, 11/30/2046	112,368
67,000	Actavis Funding SCS, Sr. Unsecd. Note, 4.750%, 03/15/2045	73,532
190,000	AstraZeneca PLC, Sr. Unsecd. Note, 2.375%, 06/12/2022	189,516
200,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 4.500%, 02/01/2045	214,223
200,000	Teva Pharmaceutical Financial, Sr. Unsecd. Note, 3.150%, 10/01/2026	183,368
	TOTAL	876,741
	Consumer Non-Cyclical - Products—0.0%
200,000	Reckitt Benckiser Treasury Services PLC, Sr. Unsecd. Note, Series 144A, 3.000%, 06/26/2027	200,060
	Consumer Non-Cyclical - Supermarkets—0.1%
800,000	Kroger Co., Sr. Unsecd. Note, 4.450%, 02/01/2047	773,789

Principal Amount, Foreign Par Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Tobacco—0.0%
$190,000	Bat Capital Corp., Sr. Unsecd. Note, Series 144A, 3.557%, 08/15/2027	$193,103
100,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 08/04/2041	130,241
	TOTAL	323,344
	Energy - Independent—0.1%
320,000	Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.550%, 03/15/2026	357,803
200,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.800%, 04/15/2024	205,490
200,000	EOG Resources, Inc., Sr. Unsecd. Note, 4.150%, 01/15/2026	213,510
100,000	Hess Corp., Sr. Unsecd. Note, 3.500%, 07/15/2024	97,815
200,000	Marathon Oil Corp., Sr. Unsecd. Note, 3.850%, 06/01/2025	198,733
	TOTAL	1,073,351
	Energy - Integrated—0.1%
200,000	BP Capital Markets PLC, Company Guarantee, 3.561%, 11/01/2021	211,138
300,000	Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 04/15/2022	315,726
90,000	Shell International Finance, Sr. Unsecd. Note, 2.875%, 05/10/2026	90,605
70,000	Shell International Finance, Sr. Unsecd. Note, 4.000%, 05/10/2046	71,266
	TOTAL	688,735
	Energy - Midstream—0.2%
300,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 02/01/2024	322,393
250,000	Enterprise Products Operating LLC, 3.900%, 02/15/2024	263,389
200,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 03/01/2041	228,960
160,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 03/01/2027	162,466
200,000	ONEOK, Inc., Sr Unsecured Note, Series 0, 4.950%, 07/13/2047	200,853
115,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 05/25/2027	116,447
100,000	Williams Partners LP, Sr. Unsecd. Note, 3.900%, 01/15/2025	102,915
300,000	Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	314,975
	TOTAL	1,712,398
	Energy - Oil Field Services—0.1%
200,000	Nabors Industries, Inc., Company Guarantee, 5.000%, 09/15/2020	200,500
200,000	Schlumberger Holdings Corp., Sr. Unsecd. Note, Series 144A, 4.000%, 12/21/2025	212,044
200,000	Weatherford International Ltd., 5.125%, 09/15/2020	194,000
	TOTAL	606,544
	Energy - Refining—0.1%
200,000	HollyFrontier Corp., Sr. Unsecd. Note, 5.875%, 04/01/2026	217,500
200,000	Valero Energy Corp., Sr. Unsecd. Note, 6.625%, 06/15/2037	249,545
	TOTAL	467,045
	Financial Institution - Banking—1.1%
275,000	American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 2.250%, 05/05/2021	276,460
300,000	Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.300%, 01/11/2023	308,784
200,000	Bank of America Corp., Sr. Unsecd. Note, 3.705%, 04/24/2028	204,861
500,000	Bank of America Corp., Sub. Note, Series MTN, 4.000%, 01/22/2025	517,880
195,000	BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.750%, 04/01/2022	200,294
200,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.661%, 05/16/2023	202,190
200,000	Citigroup, Inc., Sr. Unsecd. Note, 2.750%, 04/25/2022	202,021
570,000	Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 05/01/2026	576,176
270,000	Citizens Financial Group, Inc., Sub. Note, 4.300%, 12/03/2025	286,439
400,000	Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 04/10/2025	402,438
300,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.750%, 01/24/2022	339,062
300,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.125%, 02/15/2033	378,887

Principal Amount, Foreign Par Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$400,000		HSBC Holdings PLC, Sr. Unsecd. Note, 3.900%, 05/25/2026	$420,237
200,000		HSBC Holdings PLC, Sr. Unsecd. Note, 4.000%, 03/30/2022	212,923
800,000	[4]	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, (3-month USLIBOR +0.000%) 02/01/2028	831,264
200,000		Manufacturers & Traders Trust, Sr. Unsecd. Note, Series BKNT, 2.500%, 05/18/2022	201,992
800,000		Morgan Stanley, Sr. Unsecd. Note, 3.625%, 01/20/2027	818,739
657,686	[4]	Regional Diversified Funding, Series 144A, 9.250%, 03/15/2030	451,409
250,000		Regions Financial Corp., Sr. Unsecd. Note, 3.200%, 02/08/2021	256,879
200,000		SunTrust Bank, Sub. Note, 3.300%, 05/15/2026	200,508
155,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.500%, 05/01/2019	156,746
350,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	346,467
		TOTAL	7,792,656
		Financial Institution - Broker/Asset Mgr/Exchange—0.1%
200,000		Jefferies Group LLC, Sr. Unsecd. Note, 5.125%, 01/20/2023	220,501
490,000		Stifel Financial Corp., Sr. Unsecd. Note, 3.500%, 12/01/2020	502,619
200,000		TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.300%, 04/01/2027	204,047
		TOTAL	927,167
		Financial Institution - Finance Companies—0.0%
200,000		Discover Financial Services, Sr. Unsecd. Note, 4.100%, 02/09/2027	205,273
		Financial Institution - Insurance - Life—0.3%
200,000		Aflac, Inc., Sr. Unsecd. Note, 3.625%, 06/15/2023	212,758
400,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 02/15/2024	428,113
300,000		Lincoln National Corp., Sr. Unsecd. Note, 4.200%, 03/15/2022	321,565
300,000		Mass Mutual Global Funding II, Sr. Secd. Note, Series 144A, 3.600%, 04/09/2024	317,397
150,000		Massachusetts Mutual Life, Sub. Note, Series 144A, 4.900%, 04/01/2077	166,457
400,000		MetLife, Inc., Sr. Unsecd. Note, 4.750%, 02/08/2021	436,011
200,000		Principal Life Global Funding II, Series 144A, 2.200%, 04/08/2020	200,658
		TOTAL	2,082,959
		Financial Institution - Insurance - P&C—0.1%
300,000		CNA Financial Corp., Sr. Unsecd. Note, 4.500%, 03/01/2026	327,119
400,000		Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.250%, 06/15/2023	432,112
		TOTAL	759,231
		Financial Institution - REIT - Apartment—0.0%
195,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 05/15/2027	200,831
		Financial Institution - REIT - Healthcare—0.1%
300,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 04/01/2019	309,006
200,000		Healthcare Trust of America, Sr. Unsecd. Note, 3.750%, 07/01/2027	202,633
100,000		Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 03/15/2027	103,424
		TOTAL	615,063
		Financial Institution - REIT - Office—0.0%
90,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 01/15/2027	93,588
50,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 01/15/2028	51,702
		TOTAL	145,290
		Financial Institution - REIT - Other—0.1%
335,000		WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 04/01/2024	355,219
		Financial Institution - REIT - Retail—0.0%
190,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.800%, 04/01/2027	195,013

Principal Amount, Foreign Par Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—0.4%
$200,000	Adobe Systems, Inc., Sr. Unsecd. Note, 3.250%, 02/01/2025	$207,051
400,000	Apple, Inc., Sr. Unsecd. Note, 2.500%, 02/09/2022	407,084
100,000	Apple, Inc., Sr. Unsecd. Note, 4.450%, 05/06/2044	111,202
200,000	Broadcom Corp., Sr. Unsecd. Note, Series 144A, 3.875%, 01/15/2027	206,183
60,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan—1st Lien, Series 144A, 4.420%, 06/15/2021	63,279
180,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan—1st Lien, Series 144A, 6.020%, 06/15/2026	201,279
125,000	Equifax, Inc., Sr. Unsecd. Note, 2.300%, 06/01/2021	125,532
159,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.500%, 04/15/2023	165,884
350,000	Ingram Micro, Inc., Sr. Unsecd. Note, 4.950%, 12/15/2024	356,696
100,000	Microsoft Corporation, Sr. Unsecd. Note, 2.400%, 08/08/2026	97,461
600,000	Molex Electronics Technologies LLC, Unsecd. Note, Series 144A, 3.900%, 04/15/2025	621,545
150,000	Qualcomm, Inc., Sr. Unsecd. Note, 2.100%, 05/20/2020	151,170
80,000	Total System Services, In, Sr. Unsecd. Note, 4.800%, 04/01/2026	88,968
	TOTAL	2,803,334
	Transportation - Railroads—0.1%
200,000	Burlington Northern Santa Fe Corp., 3.050%, 09/01/2022	207,094
230,000	Union Pacific Corp., Sr. Unsecd. Note, 3.875%, 02/01/2055	232,585
	TOTAL	439,679
	Transportation - Services—0.0%
140,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.800%, 03/01/2022	142,571
	Utility - Electric—0.5%
400,000	Berkshire Hathaway Energy Co., Sr. Unsecd. Note, 3.750%, 11/15/2023	426,057
400,000	Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	492,596
200,000	EDP Finance BV, Sr. Unsecured Note, Series 144A, 3.625%, 07/15/2024	202,888
400,000	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	414,300
200,000	Enel Finance International, Sr. Unsecd. Note, Series 144A, 4.750%, 05/25/2047	215,361
300,000	Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.250%, 06/15/2022	319,681
150,000	Fortis, Inc., Sr. Unsecd. Note, 3.055%, 10/04/2026	146,998
110,000	National Rural Utilities , Sr. Unsecd. Note, 2.950%, 02/07/2024	112,334
400,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.625%, 06/15/2023	418,434
65,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 05/15/2047	69,524
350,000	Northeast Utilities, Sr. Unsecd. Note, Series H, 3.150%, 01/15/2025	356,314
300,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.200%, 06/15/2022	324,089
250,000	Southern Co., Sr. Unsecd. Note, 3.250%, 07/01/2026	249,590
140,000	Virginia Electric & Power, Sr. Unsecd. Note, Series A, 3.500%, 03/15/2027	146,692
	TOTAL	3,894,858
	Utility - Natural Gas—0.1%
200,000	Atmos Energy Corp., Sr. Unsecd. Note, 3.000%, 06/15/2027	202,563
120,000	Southern Natural Gas, Sr. Unsecd. Note, Series 144A, 4.800%, 03/15/2047	131,401
	TOTAL	333,964
	TOTAL CORPORATE BONDS (IDENTIFIED COST $39,159,985)	40,393,593
	COMMERCIAL MORTGAGE-BACKED SECURITIES—0.7%
	Agency Commercial Mortgage-Backed Securities—0.7%
1,000,000	Federal Home Loan Mortgage Corp., K053, Class A2, 2.995%, 12/25/2025	1,037,382
1,225,000	Federal Home Loan Mortgage Corp., K054, Class A2, 2.745%, 01/25/2026	1,246,328
2,000,000	FREMF Mortgage Trust 2013-K25, Class B, 3.744%, 11/25/2045	2,082,373

Principal Amount, Foreign Par Amount or Shares			Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES—continued
		Agency Commercial Mortgage-Backed Securities—continued
$390,000		FREMF Mortgage Trust 2015-K49, Class B, 3.848%, 10/25/2048	$398,681
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $4,661,163)	4,764,764
		COLLATERALIZED MORTGAGE OBLIGATIONS—1.9%
		Commercial Mortgage—1.9%
1,600,000		Citigroup Commercial Mortgage Trust 2013-GC11, Class B, 3.732%, 04/10/2046	1,644,872
2,100,000		Commercial Mortgage Trust 2013-LC6, Class AM, 3.282%, 01/10/2046	2,158,536
2,000,000		Commercial Mortgage Trust 2014-LC15, Class A2, 2.840%, 04/10/2047	2,031,435
1,000,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 02/10/2048	1,037,684
625,000		Deutsche Bank Commercial Mortgage Trust 2016-C3, Class A5, 2.890%, 09/10/2049	627,207
2,500,000		GS Mortgage Securities Corp. II 2012-GCJ7, Class AS, 4.085%, 05/10/2045	2,671,156
1,500,000		JPMBB Commercial Mortgage Securities Trust 2013-C15, Class AS, 3.532%, 10/15/2048	1,537,761
900,000		Morgan Stanley BAML Trust 2014-C15, Class A2, 2.979%, 04/15/2047	914,119
1,000,000		Morgan Stanley Capital I 2012-C4, Class AS, 3.773%, 03/15/2045	1,059,194
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $13,460,747)	13,681,964
		COMMON STOCKS—4.1%
		Auto Components—0.3%
29,963	[1]	American Axle & Manufacturing Holdings, Inc.	437,760
30,021		Goodyear Tire & Rubber Co.	909,636
5,615		Lear Corp.	839,667
		TOTAL	2,187,063
		Building Products—0.1%
29,065	[1]	U.S.G. Corp.	871,950
		Chemicals—0.1%
18,505	[1]	Axalta Coating Systems Ltd.	546,268
		Commercial Services & Supplies—0.1%
11,050		Multi-Color Corp.	881,790
		Communications Equipment—0.1%
22,297	[1]	CommScope Holdings Co., Inc.	737,139
		Consumer Finance—0.1%
38,620		Ally Financial, Inc.	872,812
		Containers & Packaging—0.7%
30,310		Ardagh Group SA	630,145
14,414	[1]	Berry Global Group, Inc.	810,643
73,383		Graphic Packaging Holding Co.	957,648
32,906	[1]	Owens-Illinois, Inc.	810,804
17,738		Sealed Air Corp.	787,213
16,868		WestRock Co.	959,958
		TOTAL	4,956,411
		Electronic Equipment Instruments & Components—0.3%
15,198		CDW Corp.	963,857
7,616	[1]	Zebra Technologies Co.	785,134
		TOTAL	1,748,991
		Food & Staples Retailing—0.1%
34,344	[1]	US Foods Holding Corp.	942,743
		Gas Utilities—0.1%
38,956		Suburban Propane Partners LP	964,550

Principal Amount, Foreign Par Amount or Shares			Value
		COMMON STOCKS—continued
		Health Care Providers & Services—0.1%
$20,365	[1]	Tenet Healthcare Corp.	$349,667
		Hotels Restaurants & Leisure—0.3%
22,150		Aramark	901,284
41,770	[1]	Eldorado Resorts, Inc.	960,710
28,011	[1]	Penn National Gaming, Inc.	621,564
		TOTAL	2,483,558
		Media—0.3%
53,980	[1]	Gray Television, Inc.	771,914
8,795		Nexstar Media Group, Inc.	529,459
14,395		Sinclair Broadcast Group, Inc.	435,449
291,583	[1]	Urban One, Inc.	510,270
		TOTAL	2,247,092
		Metals & Mining—0.1%
23,035		Teck Resources Ltd.	574,262
		Oil Gas & Consumable Fuels—0.2%
43,945	[1]	CVR Refining, LP	371,335
20,860	[1]	RSP Permian, Inc.	654,587
56,505	[1]	WPX Energy, Inc.	564,485
		TOTAL	1,590,407
		Paper & Forest Products—0.1%
16,809	[1]	Clearwater Paper Corp.	781,618
		Pharmaceuticals—0.2%
8,247	[1]	Mallinckrodt PLC	338,787
17,935	[1]	Prestige Brands Holdings, Inc.	909,484
		TOTAL	1,248,271
		Road & Rail—0.1%
24,100	[1]	Avis Budget Group, Inc.	873,143
		Semiconductors & Semiconductor Equipment—0.2%
18,450	[1]	Microsemi Corp.	929,511
18,682	[1]	Tower Semiconductor Ltd.	564,383
		TOTAL	1,493,894
		Specialty Retail—0.1%
57,417	[1]	Party City Holdco, Inc.	800,967
		Technology Hardware Storage & Peripherals—0.2%
23,440		Diebold Nixdorf, Inc.	479,348
21,265	[1]	NCR Corp.	776,810
		TOTAL	1,256,158
		Textiles Apparel & Luxury Goods—0.1%
38,140		Hanesbrands, Inc.	925,276
		Trading Companies & Distributors—0.1%
27,606	[1]	HD Supply Holdings, Inc.	919,280
		TOTAL COMMON STOCKS (IDENTIFIED COST $25,173,952)	30,253,310
		PREFERRED STOCK—0.0%
		Financial Institution—Broker/Asset Mgr/Exchange—0.0%
40,000	[1,2,3]	Lehman Brothers Holdings, Pfd., Series D, 5.670% (IDENTIFIED COST $3,400)	400

Principal Amount, Foreign Par Amount or Shares		Value
	PURCHASED CALL OPTIONS—0.0%
10,000,000	JPM USD CALL/CAD PUT, Notional Amount $10,000,000, Exercise Price $1.27, Expiration Date 11/2/2017	$59,040
100	United States Treasury Bond Futures, Notional Amount $15,609,000, Exercise Price $156.00, Expiration Date 9/22/2017	114,062
375	United States Treasury Note 10-Year Futures, Notional Amount $47,617,500, Exercise Price $127.50, Expiration Date 9/22/2017	93,750
	TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $261,430)	266,852
	PURCHASED PUT OPTIONS—0.1%
11,300,000	Barclays EUR PUT/USD CALL, Notional Amount $11,300,000, Exercise Price $1.13, Expiration Date 10/27/2017	10,351
1,000	Russell 2000 Index, Notional Amount $100,000, Exercise Price $140,528,000, Expiration Date 12/15/2017	750,000
500	United States Treasury Note 10-Year Futures, Notional Amount $63,490,000, Exercise Price $125.00, Expiration Date 09/22/2017	15,625
	TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $1,727,244)	775,976
	INVESTMENT COMPANIES—86.8%[5]
18,173,910	Emerging Markets Core Fund	186,100,835
12,262,342	Federated Mortgage Core Portfolio	121,397,183
9,083,635	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.19%[6]	9,085,452
50,768,624	High Yield Bond Portfolio	327,965,315
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $602,723,237)	644,548,785
	TOTAL INVESTMENT IN SECURITIES-99.0% (IDENTIFIED COST $687,171,158)[7]	734,685,644
	OTHER ASSETS AND LIABILITIES-NET—1.0%[8]	7,668,664
	TOTAL NET ASSETS—100%	$742,354,308
At August 31, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
[1]United States Treasury Note 2-Year Long Futures	710	$153,581,875	December 2017	$65,079
[1]United States Treasury Note 5-Year Short Futures	180	$21,330,000	December 2017	$(29,235)
[1]United States Treasury Note 10-Year Short Futures	60	$7,619,063	December 2017	$(20,766)
[1]United States Treasury Note 10-Year Ultra Short Futures	299	$40,822,844	December 2017	$(154,103)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(139,025)
The average notional value of long and short futures contracts held by the Fund throughout the period was $179,879,578 and $88,559,569, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.

At August 31, 2017, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
12/8/2017	Citibank N.A.	216,200,000 JPY	$1,974,076	$1,152
Contracts Sold:
12/8/2017	Citibank N.A.	1,160,500 AUD	$920,835	$(613)
12/8/2017	Citibank N.A.	1,294,000 CAD	$1,036,612	$(507)
12/8/2017	Citibank N.A.	2,635,500 EUR	$3,152,116	$(973)
12/8/2017	Citibank N.A.	2,811,850 GBP	$3,645,645	$(1,457)
12/8/2017	Citibank N.A.	544,676,400 JPY	$4,976,159	$(67)
12/8/2017	Citibank N.A.	1,085,300 NZD	$777,853	$(17)
12/8/2017	Citibank N.A.	1,085,300 NZD	$777,864	$(8)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(2,490)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $1,926,068 and $(856,326), respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2017, the Fund had the following outstanding written options contracts:
Name of Broker, Counterparty	Description	Contracts	Notional Amount	Expiration Date	Exercise Price	Value
Merrill Lynch Pierce Fenner & Smith	[1]Bank of America Merrill Lynch EUR CALL/USD PUT (Call Option)	12,050,000	$12,050,000	September 2017	$1.21	$(56,972)
Merrill Lynch Pierce Fenner & Smith	[1]Bank of America Merrill Lynch EUR PUT/USD CALL (Put Option)	11,750,000	$11,750,000	September 2017	$1.18	$(43,663)
JPMorgan Securities INC	1JPM USD PUT/CAD CALL (Put Option)	10,000,000	$10,000,000	November 2017	$1.25	$(112,220)
JP Morgan Securities INC	[1]Russell 2000 Index (Call Option)	175	$24,592,000	October 2017	$1,420.00	$(336,000)
Wells Fargo Securities	[1]United States Treasury Bond (Call Option)	100	$15,609,000	September 2017	$155.00	$(171,875)
Wells Fargo Securities	[1]United States Treasury Bond (Put Option)	100	$15,609,000	September 2017	$153.00	$(18,750)
Wells Fargo Securities	[1]United States Treasury Note 10-Year Futures (Call Option)	375	$47,617,500	September 2017	$126.50	$(281,250)
(PREMIUMS RECEIVED $876,341)						$(1,020,730)
The average market value of written put and call options held by the Fund throughout the period was $(290,361) and $(548,963), respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
The average market value of purchased put and call options held by the Fund throughout the period was $275,567 and $85,227, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Depreciation on Futures Contracts, Foreign Exchange Contracts and Value of Written Option Contracts is included in “Other Assets and Liabilities - Net.”
1	Non-income-producing security.
2	Issuer in default.
3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors (the “Directors”).
4	Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
5	Affiliated holdings.

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended 8/31/2017, were as follows:
Affiliates	Balance of Shares Held 11/30/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 8/31/2017	Value	Change in Unrealized Appreciation/ (Depreciation)	Net Realized Gain/(Loss)	Dividend/ Interest Income
Emerging Markets Core Fund	21,208,933	933,371	(3,968,394)	18,173,910	$186,100,835	$8,236,148	$(1,243,534)	$10,294,591
Federated Mortgage Core Portfolio	11,242,473	2,036,765	(1,016,896)	12,262,342	$121,397,183	$1,072,606	$(188,934)	$2,533,478
Federated Institutional Prime Value Obligations Fund, Institutional Shares	2,765,054	126,052,985	(119,734,404)	9,083,635	$9,085,452	$(243)	$(120)	$39,420
High Yield Bond Portfolio	55,627,881	—	(4,859,257)	50,768,624	$327,965,315	$10,913,730	$933,611	$15,348,905
Total of Affiliated Transactions	90,844,341	129,023,121	(129,578,951)	90,288,511	$644,548,785	$20,222,241	$(498,977)	$28,216,394
6	7-day net yield.
7	At August 31, 2017, the cost of investments for federal tax purposes was $687,286,804. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities was $47,398,840. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $49,633,442 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,234,602. The amounts presented are inclusive of derivative contracts.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.

Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors. The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$39,942,184	$451,409	$40,393,593
Commercial Mortgage-Backed Securities	—	4,764,764	—	4,764,764
Collateralized Mortgage Obligations	—	13,681,964	—	13,681,964
Equity Securities:
Common Stocks
Domestic	28,145,733	—	—	28,145,733
International	2,107,577	—	—	2,107,577
Preferred Stocks
Domestic	—	—	400[1]	400
Purchased Call Options	266,852	—	—	266,852
Purchased Put Options	775,976	—	—	775,976
Investment Companies[2]	9,085,452	—	—	644,548,785
TOTAL SECURITIES	$40,381,590	$58,388,912	$451,809	$734,685,644
Other Financial Instruments
Assets
Futures	$65,079	$—	$—	$65,079
Foreign Exchange Contracts	—	1,152	—	1,152
Written Option Contracts	—	—	—	—
Liabilities
Futures	$(204,104)	$—	$—	$(204,104)
Foreign Exchange Contracts	—	(3,642)	—	(3,642)
Written Option Contracts	—	(1,020,730)	—	(1,020,730)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(139,025)	$(1,023,220)	$—	$(1,162,245)
1	Shares were exchanged in conjunction with a corporate action for shares of another security whose fair value is determined using valuation techniques utilizing unobservable market data due to observable market data being unavailable.
2	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Company valued at $635,463,333 is measured at fair value using the NAV per share practical expedient and have not been categorized in the chart above but are included in the Total column. The price of shares redeemed in Emerging Markets Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request.

The following acronyms are used throughout this portfolio:
AUD	—Australian Dollar
BKNT	—Bank Notes
CAD	—Canadian Dollar
CVR	—Contingent Value Right
EUR	—Euro
FREMF	—Freddie Mac Multifamily K-Deals
GBP	—British Pound
GMTN	—Global Medium Term Note
JPY	—Japanese Yen
LIBOR	—London Interbank Offered Rate
LT	—Limited Tax
MTN	—Medium Term Note
NZD	—New Zealand Dollar
REIT	—Real Estate Investment Trust
USD	—Unified School District

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Fixed Income Securities, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date October 23, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 23, 2017